INFORMATION ABOUT COMPONENTS OF UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Inventories (Details) - USD ($)	Dec. 31, 2020	Jun. 30, 2020
Inventory
Goods in transit	$ 1,922,081	$ 1,292,239
Supplies	5,429,648	5,930,471
Inventories	41,655,409	29,338,548
Agrochemicals
Inventory
Inventories	133,794	356,489
Seeds and Grains
Inventory
Inventories	6,860,569	1,300,998
Microbiological resale products
Inventory
Inventories	17,420,918	13,486,668
Microbiological products produced
Inventory
Inventories	11,165,788	8,079,553
Allowance for obsolescence
Inventory
Inventories	$ (1,277,389)	$ (1,107,870)